UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7893

Variable Annuity Portfolios
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: December 31
Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 93.8%
CONSUMER DISCRETIONARY — 10.4%
Distributors — 0.4%
11,600	Beacon Roofing Supply, Inc. (a)	$190,240

Hotels, Restaurants & Leisure — 2.7%
16,699	Applebees International, Inc.	422,151
10,240	CBRL Group, Inc.	369,459
10,485	Station Casinos, Inc.	514,184

		1,305,794

Household Durables — 0.4%
7,890	Helen of Troy Ltd. (a)	214,766

Internet & Catalog Retail — 0.1%
1,700	Insight Enterprises, Inc. (a)	28,628

Leisure Equipment & Products — 0.5%
15,630	Marvel Enterprises, Inc. (a)	227,573

Media — 1.6%
4,050	Carmike Cinemas Inc.	142,600
14,480	Citadel Broadcasting Corp. (a)	185,634
4,000	R.H. Donnelley Corp. (a)	197,440
37,324	UnitedGlobalCom Inc. — Class A Shares (a)	278,810

		804,484

Specialty Retail — 3.1%
17,900	CSK Auto Corp. (a)	238,428
9,910	Linens ’n Things, Inc. (a)	229,615
21,550	The Sports Authority, Inc. (a)	499,960
7,700	Tractor Supply Co. (a)	242,088
15,410	West Marine, Inc. (a)	329,466

		1,539,557

Textiles & Apparel — 1.6%
11,400	Carter’s, Inc. (a)	315,666
2,450	Kellwood Co.	89,302
10,200	Reebok International Ltd.	374,544

		779,512

	TOTAL CONSUMER DISCRETIONARY	5,090,554

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

CONSUMER STAPLES — 1.7%
Food & Drug Retailing — 0.5%
10,800	Performance Food Group Co. (a)	$255,960

Food Products — 1.2%
20,610	Hain Celestial Group, Inc. (a)	364,385
6,600	Sanderson Farms, Inc.	220,770

		585,155

	TOTAL CONSUMER STAPLES	841,115

ENERGY — 4.8%
Energy Equipment & Services — 2.3%
20,340	Key Energy Services Inc. (a)	224,757
26,624	Pride International Inc. (a)	526,889
14,530	Rowan Companies, Inc. (a)	383,592

		1,135,238

Oil & Gas — 2.5%
6,030	Forest Oil Corp. (a)	181,624
13,670	Patina Oil & Gas Corp.	404,222
31,160	Pioneer Drilling Co. (a)	261,744
11,430	Plains Exploration & Production Co. (a)	272,720
3,000	Whiting Petroleum Corp. (a)	91,200

		1,211,510

	TOTAL ENERGY	2,346,748

FINANCIALS — 10.3%
Banks — 4.8%
3,800	Banknorth Group Inc.	133,000
1,800	City National Corp.	116,910
13,150	Cullen/Frost Bankers Inc	611,080
5,430	Downey Financial Corp.	298,433
8,710	East-West Bancorp, Inc.	292,569
3,580	Investors Financial Services Corp.	161,565
3,557	UCBH Holdings, Inc.	138,972
10,430	Westamerica Bancorporation	572,503

		2,325,032

Diversified Financials — 0.6%
5,255	Affiliated Managers Group Inc. (a) (b)	281,353

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Insurance — 1.9%
3,260	Aspen Insurance Holdings, Ltd. (a)	$75,013
3,080	Brown & Brown, Inc.	140,756
9,850	IPC Holdings, Ltd. (b)	374,398
4,700	PartnerRe Ltd.	257,043
3,511	Platinum Underwriters Holdings, Ltd.	102,802

		950,012

Real Estate — 3.0%
3,869	Alexandria Real Estate Equities Inc.	254,271
20,830	American Financial Realty Trust	293,911
7,820	Ashford Hospitality Trust Inc.	73,508
3,540	BioMed Realty Trust, Inc.	62,269
982	Centerpoint Properties Trust	42,796
5,912	Cousins Properties Inc.	202,841
4,550	Gramercy Capital Corp. (a)	70,980
9,385	PS Business Parks Inc.	373,992
4,368	United Dominion Realty Trust Inc.	86,617

		1,461,185

	TOTAL FINANCIALS	5,017,582

HEALTHCARE — 21.5%
Biotechnology — 11.1%
14,300	AVANIR Pharmaceuticals Class A Shares (a)	40,612
36,050	Biomarin Pharmaceuticals Inc. (a)	187,099
32,680	Guilford Pharmaceuticals Inc. (a)	163,400
28,940	Intermune Inc. (a)	341,203
45,190	Ista Pharmaceuticals Inc. (a)	550,866
18,850	Medarex Inc. (a)	139,113
40,610	NPS Pharmaceuticals Inc. (a)	884,486
80,840	Nektar Therapeutics (a)	1,170,563
56,530	Transkaryotic Therapies Inc. (a)	1,002,277
26,890	United Therapeutics Corp. (a)	939,268

		5,418,887

HealthCare Equipment & Supplies — 7.9%
35,300	Advanced Medical Optics Inc. (a)	1,396,821
27,370	Cytyc Corp. (a)	660,986
50,770	DJ Orthopedics Inc. (a)	896,090
9,530	Dade Behring Holdings, Inc. (a)	530,992
14,600	Kyphon Inc. (a)	361,788

		3,846,677

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

HealthCare Providers & Services — 1.9%
8,400	Apria Healthcare Group Inc. (a)	$228,900
20,000	Pacificare Health Systems (a)	734,000

		962,900

Pharmaceuticals — 0.6%
29,770	Isolagen Inc. (a)	281,326

	TOTAL HEALTHCARE	10,509,790

INDUSTRIALS — 5.7%
Commercial Services & Supplies — 1.7%
82,470	ActivCard Corp. (a)	506,366
22,460	CSG Systems International Inc. (a)	346,109

		852,475

Construction & Engineering — 1.3%
16,020	Chicago Bridge & Iron Co.	480,440
17,300	KFx Inc. (a)	133,383

		613,823

Machinery — 1.2%
13,430	AGCO Corp. (a)	303,787
14,780	Stewart & Stevenson Services, Inc.	261,163

		564,950

Trading Companies & Distributors — 1.5%
21,830	MSC Industrial Direct Co., Inc. — Class A Shares	743,966

	TOTAL INDUSTRIALS	2,775,214

INFORMATION TECHNOLOGY — 30.6%
Communications Equipment — 7.6%
272,720	ADC Telecommunications, Inc. (a)	493,623
12,700	Adtran, Inc.	288,036
102,530	Arris Group Inc. (a)	535,207
15,719	Avocent Corp. (a)	409,165
12,700	Emulex Corp. (a)	146,304
186,570	Enterasys Networks Inc. (a)	298,512
49,640	Foundry Networks Inc. (a)	471,084
30,824	McData Corp. (a)	155,045
55,087	Tekelec Inc. (a)	918,851

		3,715,827

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Computers & Peripherals — 2.3%
37,413	Cray Inc. (a)	$132,068
49,090	Electronics For Imaging Inc. (a)	797,222
45,760	Innovex Inc. (a)	186,243

		1,115,533

Electronic Equipment & Instruments — 1.8%
19,860	Benchmark Electronics, Inc. (a)	591,828
24,864	Plexus Corp. (a)	274,498

		866,326

IT Consulting & Services — 0.8%
14,390	ProQuest Co. (a)	369,823

Internet Software & Services — 7.4%
7,490	Digital River, Inc. (a)	223,052
40,180	Digitas Inc. (a)	310,591
15,000	FileNet Corp. (a)	261,900
37,580	McAfee Inc. (a)	755,358
90,680	Netegrity, Inc. (a)	681,007
26,710	Netgear, Inc. (a)	326,396
33,830	RADWARE Ltd. (a)	744,260
13,000	WatchGuard Technologies, Inc. (a)	60,840
12,300	WebEx Communications, Inc. (a)	268,386

		3,631,790

Semiconductor Equipment & Products — 3.8%
69,810	Adaptec Inc. (a)	530,556
13,080	Integrated Circuit Systems Inc. (a)	281,220
20,500	Trident Microsystems, Inc. (a)	206,435
271,450	Zarlink Semiconductor Inc. (a)	822,493

		1,840,704

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Software — 6.9%
36,012	Activision Inc. (a)	$499,486
100,550	Borland Software Corp. (a)	839,592
16,600	Informatica Corp. (a)	97,110
17,300	Ness Technologies Inc. (a)	220,056
24,400	NetIQ Corp. (a)	261,080
55,013	Novell Inc. (a)	347,132
27,400	SkillSoft PLC, ADR (a)	183,306
12,440	THQ Inc. (a)	242,082
81,979	TIBCO Software Inc. (a)	697,641

		3,387,485

	TOTAL INFORMATION TECHNOLOGY	14,927,488

MATERIALS — 4.8%
Chemicals — 3.2%
6,930	Cytec Industries Inc.	339,224
16,890	Georgia Gulf Corp.	753,125
4,610	Minerals Technologies Inc.	271,345
4,440	Valspar Corp.	207,259

		1,570,953

Metals & Mining — 1.6%
14,130	Apex Silver Mines Ltd. (a)	306,621
19,660	Compass Minerals International, Inc.	436,452

		743,073

	TOTAL MATERIALS	2,314,026

TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 2.1%
79,340	Cincinnati Bell Inc. (a)	276,897
41,670	Citizens Communications Co. (a)	557,961
5,060	Commonwealth Telephone Enterprises Inc. (a)	220,363

		1,055,221

Wireless Telecommunication Services — 1.1%
11,800	Nextel Partners, Inc. (a)	195,644
6,980	SpectraSite Inc. (a)	324,570

		520,214

	TOTAL TELECOMMUNICATION SERVICES	1,575,435

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

UTILITIES — 0.8%
Gas Utilities — 0.8%
18,679	Southern Union Co. (a)	$382,921

	TOTAL COMMON STOCKS
	(Cost — $45,237,320)	45,780,873

FACE
AMOUNT

REPURCHASE AGREEMENT — 6.4%
$3,128,000	UBS Securities LLC, dated 9/30/04, 1.850% due 10/1/04; Proceeds at
	maturity — $3,128,161; (Fully collateralized by Federal Home
	Loan Bank, 1.500% due 7/8/05; Market value — $3,192,000)
	(Cost — $3,128,000) (b)	3,128,000

	TOTAL INVESTMENTS — 100.2% (Cost — $48,365,320*)	48,908,873
	Liabilities in Excess of Other Assets — (0.2)%	(103,080)

	TOTAL NET ASSETS — 100.0%	$48,805,793

(a)	Non-income producing security.
(b)	Security is segregated as collateral for open futures contracts.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a Date within 90 days of the filing Date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

VARIABLE ANNUITY PORTFOLIO

SMITH BARNEY SMALL CAP GROWTH
OPPORTUNITIES PORTFOLIO

     FORM N-Q
SEPTEMBER 30, 2004

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Smith Barney Small Cap Growth Opportunities Portfolio (the “Fund”), a series of Variable Annuity Portfolios (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

A. Investment Security Valuations. Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on the day, at the last sales price. Unlisted equity securities or listed equity securities for which last sales prices are not available are listed at last quoted bid prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. “Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts”. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedule of Investments (unaudited) (continued)

Note 2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,554,910

Gross unrealized depreciation	(4,011,357)

Net unrealized appreciation	$543,553

At September 30, 2004, the Fund had the following open futures contracts:

	Number of	Expiration	Book	Market	Unrealized
Contracts	Contracts	Date	Value	Value	Gain

Russell 2000 Index Futures (Buy)	2	12/04	$569,862	$574,000	$4,138

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Annuity Portfolios

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 24, 2004

By	/s/ FRANCES M. GUGGINO

Frances M. Guggino
Chief Financial Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 24, 2004

By	/s/ FRANCES M. GUGGINO

Frances M. Guggino
Chief Financial Officer

Date: November 24, 2004